Taxes (Details)	12 Months Ended
Dec. 31, 2020
Taxes (Details) [Line Items]
Stattutory income tax rate reduced	15.00%
Hong Kong [Member]
Taxes (Details) [Line Items]
Income tax rate	16.50%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Income tax rate	25.00%
Chinese [Member]
Taxes (Details) [Line Items]
VAT	6.00%